Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.41%
California: 0.92%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (20 shares) 4.09%144Aø	$2,000,000	$2,000,000
Nuveen California AMT-Free Quality Municipal Income Fund Series A (54 shares) 4.09%144Aø	5,400,000	5,400,000
		7,400,000
Massachusetts: 0.49%
Nuveen Quality Municipal Income Fund Series 1-2118 (40 shares) 3.74%144Aø	4,000,000	4,000,000
Total closed-end fund obligations (Cost $11,400,000)		11,400,000

	Interest rate	Maturity date
Municipal obligations: 96.78%
Alabama: 3.05%
Education revenue: 0.06%
University of South Alabama (BAM Insured)	4.00%	4-1-2025	500,000	501,638
Industrial development revenue: 0.62%
Industrial Development Board of the City of Mobile Alabama Power Co. Series Aøø	3.65	7-15-2034	5,000,000	4,982,790
Utilities revenue: 2.37%
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,135,000	1,182,011
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,688,860
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%)±	4.96	7-1-2052	3,500,000	3,522,023
Black Belt Energy Gas District Series E	5.00	6-1-2025	1,250,000	1,262,428
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	4.00	4-1-2049	4,000,000	4,000,440
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2025	650,000	657,397
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,787,911
West Jefferson Industrial Development Board Alabama Power Co. AMTø	4.10	8-1-2063	5,000,000	5,000,000
				19,101,070
				24,585,498
Alaska: 1.16%
Airport revenue: 0.25%
State of Alaska International Airports System Series C AMT	5.00	10-1-2025	2,000,000	2,031,307
GO revenue: 0.50%
Borough of North Slope Series A	5.00	6-30-2024	4,000,000	4,011,154
Health revenue: 0.19%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,509,886
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.22%
Alaska Municipal Bond Bank Authority	5.00%	12-1-2024	$1,750,000	$1,762,774
				9,315,121
Arizona: 3.18%
Health revenue: 0.51%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.89	1-1-2046	4,000,000	3,950,411
Maricopa County IDA HonorHealth Obligated Group Series A	5.00	9-1-2024	150,000	150,627
				4,101,038
Housing revenue: 0.14%
Arizona IDA TWG Glendale LPøø	5.00	3-1-2045	1,100,000	1,126,659
Industrial development revenue: 2.16%
Chandler IDA Intel Corp. AMTøø	5.00	6-1-2049	7,425,000	7,432,998
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.10	12-1-2035	10,000,000	9,994,845
				17,427,843
Utilities revenue: 0.37%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	2,985,809
				25,641,349
Arkansas: 0.24%
Health revenue: 0.16%
Batesville Public Facilities Board White River Health System Obligated Group	5.00	6-1-2024	1,345,000	1,345,257
Tax revenue: 0.08%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2025	275,000	282,810
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2025	100,000	101,986
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	130,032
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	105,909
				620,737
				1,965,994
California: 2.71%
Health revenue: 1.97%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	3-1-2025	2,500,000	2,501,146
California HFFA Providence St. Joseph Health Obligated Group Series A California Health Facilities Financing Authority	5.00	10-1-2027	600,000	604,434
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2025	400,000	398,243
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	3.99	7-1-2041	8,850,000	8,850,000
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	3.99%	7-1-2040	$2,750,000	$2,750,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2025	750,000	759,075
				15,862,898
Tax revenue: 0.08%
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2025	600,000	602,940
Transportation revenue: 0.43%
Bay Area Toll Authority Series B (SIFMA Municipal Swap+0.28%)±	3.92	4-1-2056	3,500,000	3,500,000
Utilities revenue: 0.23%
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	688,233
City of Vernon Electric System Revenue Series A	5.00	10-1-2024	1,200,000	1,203,984
				1,892,217
				21,858,055
Colorado: 1.86%
Airport revenue: 0.61%
City & County of Denver Airport System Revenue Series B2 AMTøø	5.00	11-15-2031	1,840,000	1,869,910
City & County of Denver Airport System Revenue Series C	5.00	11-15-2025	3,000,000	3,085,844
				4,955,754
Education revenue: 0.18%
University of Colorado Series Cøø	2.00	6-1-2054	1,500,000	1,485,421
Miscellaneous revenue: 0.68%
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2024	1,000,000	997,575
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2024	2,000,000	1,996,962
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2024	2,460,000	2,470,727
				5,465,264
Tax revenue: 0.04%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2024	300,000	300,584
Transportation revenue: 0.28%
E-470 Public Highway Authority Series B (U.S. SOFR+0.35%)±	3.91	9-1-2039	2,250,000	2,246,284
Water & sewer revenue: 0.07%
Central Weld County Water District (AGM Insured)	5.00	12-1-2025	520,000	534,002
				14,987,309
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 2.50%
Education revenue: 0.44%
Connecticut State HEFA Yale University Series A-3øø	2.95%	7-1-2049	$3,000,000	$2,957,198
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series D	5.00	11-15-2024	585,000	590,103
				3,547,301
GO revenue: 1.60%
City of Bridgeport Series A	5.00	6-1-2024	800,000	801,199
City of Bridgeport Series A	5.00	6-1-2025	2,695,000	2,739,063
City of Bridgeport Series C	5.00	2-15-2025	750,000	758,543
City of Danbury BAN144A	5.00	9-24-2024	4,000,000	4,021,591
State of Connecticut Series 2021-A	3.00	1-15-2025	3,000,000	2,980,992
State of Connecticut Series C	3.00	6-1-2024	1,055,000	1,052,666
State of Connecticut Series C	4.00	6-1-2024	500,000	500,235
				12,854,289
Health revenue: 0.07%
Connecticut State HEFA Stamford Hospital Obligated Group Series L-1	4.00	7-1-2024	600,000	598,380
Housing revenue: 0.12%
Connecticut HFA Series A-1	0.30	11-15-2024	500,000	488,531
Connecticut HFA Series A-1	0.40	5-15-2025	500,000	480,691
				969,222
Tax revenue: 0.27%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2024	1,000,000	1,000,851
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2025	1,150,000	1,170,790
				2,171,641
				20,140,833
District of Columbia: 0.85%
Airport revenue: 0.37%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2024	3,000,000	3,014,655
Housing revenue: 0.44%
District of Columbia Housing Finance Agencyøø	3.75	4-1-2025	1,500,000	1,499,985
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2024	2,000,000	2,007,163
				3,507,148
Water & sewer revenue: 0.04%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	300,000	295,660
				6,817,463
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 2.37%
Airport revenue: 0.35%
County of Broward Airport System Revenue Series A AMT	5.00%	10-1-2024	$1,250,000	$1,254,027
Tender Option Bond Trust Receipts/Certificates Series 2021-XF2947 (Barclays Bank plc LIQ)144Aø	3.82	10-1-2045	1,600,000	1,600,000
				2,854,027
Education revenue: 0.03%
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2024	250,000	250,367
Health revenue: 0.40%
City of Tallahassee Memorial HealthCare, Inc. Series A	5.00	12-1-2024	1,725,000	1,732,747
City of Tampa BayCare Obligated Group Series B (SIFMA Municipal Swap+0.30%)±	3.94	11-15-2033	1,500,000	1,500,000
				3,232,747
Housing revenue: 0.38%
Miami-Dade County HFA Cutler Vista Housing LPøø	5.00	3-1-2027	3,000,000	3,041,778
Miscellaneous revenue: 0.38%
School Board of Miami-Dade County Series A COPøø	5.00	5-1-2031	3,100,000	3,102,332
Resource recovery revenue: 0.75%
County of Lee Solid Waste System Revenue AMT	5.00	10-1-2024	3,000,000	3,006,592
Miami-Dade County IDA Waste Management, Inc. AMTøø	5.00	11-1-2041	3,000,000	3,006,562
				6,013,154
Water & sewer revenue: 0.08%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2025	635,000	649,491
				19,143,896
Georgia: 3.01%
Health revenue: 0.33%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group	5.00	4-1-2025	660,000	668,826
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2024	1,300,000	1,300,000
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	717,717
				2,686,543
Housing revenue: 1.32%
College Park Business & IDA Somersby Family I LP Series Bøø	1.25	7-1-2025	10,000,000	9,913,378
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2024	700,000	700,003
				10,613,381
Utilities revenue: 1.36%
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,000,000	2,934,063
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00%	7-1-2049	$1,875,000	$1,702,293
Main Street Natural Gas, Inc. Series C	4.00	12-1-2024	700,000	696,574
Main Street Natural Gas, Inc. Series C	4.00	12-1-2025	1,000,000	992,931
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	4,000,000	3,891,957
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A	5.00	7-1-2025	200,000	202,939
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2026	300,000	310,761
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2026	225,000	231,050
				10,962,568
				24,262,492
Hawaii: 0.97%
GO revenue: 0.22%
City & County of Honolulu Series A	5.00	11-1-2024	1,750,000	1,765,539
Health revenue: 0.20%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.09	7-1-2039	1,645,000	1,645,000
Miscellaneous revenue: 0.25%
State of Hawaii Airports System Revenue AMT	5.25	8-1-2024	2,000,000	2,000,479
Utilities revenue: 0.30%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,384,004
				7,795,022
Idaho: 0.15%
Housing revenue: 0.15%
Idaho Housing & Finance Association Class I Series Aø	3.82	1-1-2038	1,170,000	1,170,000
Illinois: 6.35%
Airport revenue: 1.06%
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series A AMT	5.00	1-1-2028	1,200,000	1,262,329
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series A AMT	5.00	1-1-2029	1,000,000	1,066,450
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series B	5.00	1-1-2027	390,000	409,527
Chicago Midway International Airport Cathedral City Redevelopment Agency Successor Agency Series B	5.00	1-1-2028	225,000	241,181
Chicago Midway International Airport Series C AMT	5.00	1-1-2026	3,000,000	3,064,271
Chicago O’Hare International Airport Series D	5.00	1-1-2025	2,500,000	2,528,088
				8,571,846
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.51%
Illinois Finance Authority Benedictine University	5.00%	10-1-2025	$600,000	$598,349
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2025	1,500,000	1,539,535
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2024	1,200,000	1,200,000
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2025	750,000	757,682
				4,095,566
GO revenue: 1.63%
Chicago Board of Education Series F	5.00	12-1-2024	2,500,000	2,513,307
City of Chicago Series A	5.00	1-1-2025	2,500,000	2,522,780
City of Chicago Series B	5.00	1-1-2026	2,750,000	2,777,326
City of Peoria Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,251,980
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	504,613
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2026	500,000	502,082
State of Illinois	5.25	2-1-2029	1,500,000	1,502,939
State of Illinois Series B	5.00	3-1-2025	1,500,000	1,520,011
				13,095,038
Health revenue: 0.52%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series B	4.00	5-1-2041	2,800,000	2,815,517
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-1øø	5.00	5-15-2050	1,200,000	1,200,661
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2024	210,000	207,607
				4,223,785
Housing revenue: 1.12%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	5,000,000	4,903,844
Illinois Housing Development Authority (FHA Insured)øø	5.00	2-1-2027	2,000,000	2,034,245
Metropolitan Pier & Exposition Authority Series A	3.00	6-15-2024	2,100,000	2,093,099
				9,031,188
Tax revenue: 1.51%
Regional Transportation Authority Series Bøø	4.15	6-1-2025	11,195,000	11,195,000
State of Illinois Sales Tax Revenue	5.00	6-15-2024	1,000,000	1,001,926
				12,196,926
				51,214,349
Indiana: 2.22%
Airport revenue: 0.19%
Indianapolis Local Public Improvement Bond Bank Series I2	5.00	1-1-2026	1,500,000	1,528,567
Education revenue: 0.07%
Town of Upland Taylor University, Inc.	4.00	9-1-2025	590,000	590,830
GO revenue: 0.46%
Clark-Pleasant Community School Corp.	5.00	7-15-2024	1,725,000	1,727,964
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Westfield-Washington Schools Series C	6.00%	1-15-2025	$1,300,000	$1,315,459
Westfield-Washington Schools Series C	6.00	7-15-2025	675,000	688,839
				3,732,262
Housing revenue: 0.90%
City of Indianapolis Peppermill TC LLC Series A (FHA Insured)øø	3.00	5-1-2027	1,251,000	1,244,949
Fort Wayne RDA	4.00	8-1-2024	730,000	730,416
Marion High School Building Corp. Community Schools Series B	4.00	7-15-2024	220,000	220,032
Marion High School Building Corp. Community Schools Series B	4.00	1-15-2025	225,000	225,415
Marion High School Building Corp. Community Schools Series B	4.00	7-15-2025	225,000	226,203
Posey County RDA BAN	5.00	7-15-2025	3,000,000	3,040,173
Vinton-Tecumseh School Building Corp. Lafayette School Corp.	3.00	1-15-2025	505,000	500,690
Westfield RDA	5.00	7-1-2026	520,000	536,829
Westfield RDA	5.00	1-1-2027	535,000	557,338
				7,282,045
Industrial development revenue: 0.39%
City of Whiting BP Products North America, Inc. AMTøø	5.00	11-1-2047	3,090,000	3,097,585
Miscellaneous revenue: 0.21%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2024	1,700,000	1,702,689
				17,933,978
Iowa: 0.62%
Industrial development revenue: 0.37%
Iowa Finance Authority Gevo Iowa RNG LLC AMT (Citibank N.A. LOC)øø	1.50	1-1-2042	3,000,000	3,000,000
Utilities revenue: 0.25%
PEFA, Inc.øø	5.00	9-1-2049	1,920,000	1,965,701
				4,965,701
Kansas: 0.74%
GO revenue: 0.74%
City of Valley Center Series 1	4.38	12-1-2025	4,000,000	4,002,719
Reno County Unified School District No. 308 Hutchinson	3.00	9-1-2024	2,000,000	1,981,775
				5,984,494
Kentucky: 0.40%
Education revenue: 0.06%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2025	485,000	476,865
Utilities revenue: 0.34%
City of Owensboro Electric Light & Power System Revenue	4.00	1-1-2025	1,670,000	1,663,932
Kentucky Public Energy Authority Series A-1	5.00	7-1-2026	500,000	508,355
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	538,891
				2,711,178
				3,188,043
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 1.90%
Industrial development revenue: 0.12%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05%	6-1-2037	$1,000,000	$992,955
Miscellaneous revenue: 1.08%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88	2-1-2046	9,000,000	8,735,478
Tax revenue: 0.59%
State of Louisiana Gasoline & Fuels Tax Revenue Series A (U.S. SOFR+0.50%)±##	4.22	5-1-2043	4,865,000	4,767,642
Water & sewer revenue: 0.11%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	841,550
				15,337,625
Maine: 0.09%
Health revenue: 0.09%
Maine Health & Higher Educational Facilities Authority Series A	4.00	7-1-2024	755,000	754,780
Maryland: 1.24%
Housing revenue: 1.24%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	6,000,000	6,053,845
Maryland Community Development Administration South Street Senior LLC Series D	3.15	7-1-2024	4,000,000	3,970,393
				10,024,238
Massachusetts: 1.55%
Education revenue: 0.16%
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2024	225,000	224,495
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2025	1,065,000	1,070,195
				1,294,690
GO revenue: 0.31%
Town of Wellfleet Warrens CDA	4.25	6-27-2024	2,500,000	2,501,986
Health revenue: 0.95%
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2024	125,000	124,762
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AGM Insured)€	3.69	7-1-2042	7,520,000	7,520,000
				7,644,762
Housing revenue: 0.13%
Boston Housing Authority Series B	5.00	10-1-2024	650,000	654,452
Boston Housing Authority Series B	5.00	10-1-2025	380,000	389,847
				1,044,299
				12,485,737
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 0.75%
GO revenue: 0.33%
Carman-Ainsworth Community Schools	4.00%	5-1-2025	$2,685,000	$2,692,801
Health revenue: 0.24%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	3.89	1-15-2047	1,935,000	1,935,000
Housing revenue: 0.18%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3120144Aø	4.01	7-1-2025	1,405,000	1,405,000
				6,032,801
Minnesota: 0.45%
Airport revenue: 0.15%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2025	750,000	754,999
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2026	400,000	407,482
				1,162,481
Health revenue: 0.16%
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	3.66	11-15-2038	1,300,000	1,300,000
Utilities revenue: 0.14%
Northern Municipal Power Agency%%	5.00	1-1-2026	1,130,000	1,161,110
				3,623,591
Missouri: 0.77%
Housing revenue: 0.77%
Missouri Public Utilities Commission	4.00	12-1-2024	6,200,000	6,193,846
Nebraska: 0.75%
Miscellaneous revenue: 0.75%
City of Gretna COP	4.00	12-15-2025	3,000,000	3,008,126
City of Gretna COP	5.00	12-15-2025	3,000,000	3,030,787
				6,038,913
New Jersey: 1.77%
Education revenue: 0.11%
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00	12-1-2025	850,000	865,423
GO revenue: 0.87%
City of New Brunswick BAN	5.00	5-31-2024	2,000,000	2,003,988
City of Newark Series B BAN	5.00	9-27-2024	5,000,000	5,013,748
				7,017,736
Housing revenue: 0.38%
New Jersey TTFA Series A-1	5.00	6-15-2024	3,100,000	3,105,763
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.30%
Monmouth County Improvement Authority Mizuho Floater/Residual Trust	4.00%	3-14-2025	$2,410,000	$2,423,246
Transportation revenue: 0.11%
New Brunswick Parking Authority Series B (BAM Insured)	5.00	9-1-2024	875,000	879,558
				14,291,726
New Mexico: 0.87%
Utilities revenue: 0.87%
City of Farmington Public Service Co. of New Mexico Series Bøø	3.00	6-1-2040	7,000,000	6,983,871
New York: 6.87%
Airport revenue: 0.15%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2024	1,250,000	1,255,451
Education revenue: 0.37%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	3.75	7-1-2032	1,970,000	1,970,000
Saratoga County Capital Resource Corp. Skidmore College Series 2021-A	5.00	7-1-2024	600,000	601,499
Saratoga County Capital Resource Corp. Skidmore College Series 2021-A	5.00	7-1-2025	425,000	432,285
				3,003,784
GO revenue: 0.87%
City of New York Series 3ø	4.45	4-1-2042	3,000,000	3,000,000
City of New York Series C4 (AGM Insured)€	3.00	1-1-2032	800,000	800,000
City of Yonkers Series A (AGM Insured)	5.00	2-15-2025	315,000	319,399
City of Yonkers Series B (AGM Insured)	5.00	2-15-2025	305,000	309,260
Village of Lowville Series A BAN	4.63	8-22-2024	2,555,000	2,555,020
				6,983,679
Health revenue: 0.58%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2024	500,000	500,000
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2025	500,000	504,877
New York City Health & Hospitals Corp. Series A	5.00	2-15-2025	3,615,000	3,666,734
				4,671,611
Housing revenue: 2.01%
New York City Housing Development Corp. Series Aøø	1.13	5-1-2060	2,220,000	2,176,194
New York City Housing Development Corp. Series Aøø	3.70	5-1-2063	6,000,000	6,003,092
New York City Housing Development Corp. Series C-2øø	0.70	11-1-2060	1,000,000	948,849
New York State Housing Finance Agency Series J	0.75	5-1-2025	7,360,000	7,071,301
				16,199,436
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.43%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.60%	10-1-2028	$900,000	$900,000
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2026	2,500,000	2,545,463
				3,445,463
Miscellaneous revenue: 1.08%
Greater Southern Tier Board of Cooperative Educational Services District	4.50	6-28-2024	6,000,000	5,996,298
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2024	2,705,000	2,709,345
				8,705,643
Transportation revenue: 1.38%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,086,232
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	9,000,000	9,026,656
				11,112,888
				55,377,955
North Carolina: 1.29%
Health revenue: 0.21%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,437,536
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2025	265,000	263,842
				1,701,378
Housing revenue: 0.25%
North Carolina Housing Finance Agency Wind Crest Senior Living LP	4.50	6-1-2024	2,000,000	1,998,353
Industrial development revenue: 0.21%
Columbus County Industrial Facilities & PCFA International Paper Co. Series C AMTøø	2.10	3-1-2027	1,750,000	1,732,436
Resource recovery revenue: 0.62%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	4.00	6-1-2038	5,000,000	4,996,067
				10,428,234
North Dakota: 0.62%
GO revenue: 0.62%
Cass County Joint Water Resource District Series A	0.48	5-1-2024	5,000,000	4,986,118
Ohio: 4.75%
Education revenue: 0.11%
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2025	885,000	896,104
GO revenue: 0.78%
City of Elyria BAN	4.50	6-27-2024	2,000,000	2,001,898
See accompanying notes to portfolio of investments
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Hamilton BAN	4.50%	12-19-2024	$1,000,000	$1,005,151
County of Trumbull Louisville Gas and Electric Co. BAN144A	5.00	3-13-2025	3,250,000	3,289,135
				6,296,184
Health revenue: 1.82%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series A	5.00	12-1-2024	2,325,000	2,342,733
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,246,950
County of Butler UC Health Obligated Group	5.00	11-15-2025	1,580,000	1,589,403
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group County of Hamilton OH	5.00	5-15-2024	1,250,000	1,251,098
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	4.17	1-15-2033	1,405,000	1,405,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0507 (Royal Bank of Canada LIQ)144Aø	3.67	11-15-2041	2,800,000	2,800,000
				14,635,184
Housing revenue: 1.32%
Ohio Housing Finance Agency Boardwalk Glenville Apartments LP Series A (Department of Housing and Urban Development Insured)øø	3.50	7-1-2025	5,000,000	4,985,074
Ohio Housing Finance Agency Glen Meadows Multifamily LLC Series A (Department of Housing and Urban Development Insured)	4.98	11-1-2024	3,700,000	3,710,831
Ohio Housing Finance Agency RAD Post Oak LLC (Department of Housing and Urban Development Insured)øø	3.35	7-1-2025	2,000,000	1,989,582
				10,685,487
Miscellaneous revenue: 0.03%
Southeast Local School District/Wayne County COP	3.00	12-1-2024	230,000	228,370
Utilities revenue: 0.69%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2025	500,000	506,339
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	5,000,000	5,044,054
				5,550,393
				38,291,722
Oklahoma: 0.60%
Education revenue: 0.06%
University of Oklahoma Series B	5.00	7-1-2025	510,000	519,180
GO revenue: 0.19%
Muskogee County Independent School District No. 29	3.85	7-1-2025	1,550,000	1,541,387
Housing revenue: 0.07%
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2024	525,000	524,457
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.28%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572 (Royal Bank of Canada LIQ)144Aø	3.67%	10-1-2045	$2,220,000	$2,220,000
				4,805,024
Oregon: 0.46%
Education revenue: 0.11%
County of Yamhill Linfield University Series A	4.00	10-1-2024	850,000	845,884
GO revenue: 0.08%
Port of Morrow Series A	4.00	6-1-2024	325,000	324,867
Port of Morrow Series A	4.00	6-1-2025	325,000	326,238
				651,105
Health revenue: 0.02%
Hospital Facilities Authority of Multnomah County Oregon Terwilliger Plaza, Inc. Obligated Group	0.95	6-1-2027	195,000	177,107
Housing revenue: 0.25%
State of Oregon Housing & Community Services Department Series D	3.55	9-28-2024	2,000,000	1,996,793
				3,670,889
Pennsylvania: 7.01%
Airport revenue: 0.19%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2025	1,545,000	1,575,089
Education revenue: 0.76%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,250,000	2,286,596
Delaware County Authority Neumann University	5.00	10-1-2024	500,000	499,689
Delaware County Authority Neumann University	5.00	10-1-2025	525,000	526,023
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2025	355,000	357,168
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	435,931
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series Bø	4.41	9-1-2045	150,000	150,000
Pennsylvania Higher Educational Facilities Authority York College Series T4øø	3.50	5-1-2033	1,860,000	1,857,759
				6,113,166
GO revenue: 0.35%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	725,475
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2024	765,000	755,283
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2026	170,000	160,806
Octorara Area School District (AGM Insured)	4.00	4-1-2025	600,000	602,959
Riverside School District (BAM Insured)	4.00	10-15-2025	550,000	554,458
				2,798,981
Health revenue: 0.98%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.34	11-15-2047	6,000,000	5,952,388
See accompanying notes to portfolio of investments
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50%	11-1-2027	$890,000	$935,698
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.45	9-1-2050	1,000,000	1,000,000
				7,888,086
Housing revenue: 0.25%
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2024	1,000,000	1,001,665
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2025	1,000,000	1,017,496
				2,019,161
Miscellaneous revenue: 2.34%
School District of Philadelphia Series A	5.00	6-28-2024	17,000,000	17,036,219
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AGM Insured)	4.00	2-1-2025	1,860,000	1,865,520
				18,901,739
Resource recovery revenue: 1.36%
Pennsylvania EDFA Republic Services, Inc. AMTøø	4.30	6-1-2044	10,000,000	10,000,000
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	926,697
				10,926,697
Tax revenue: 0.08%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2024	150,000	150,033
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2025	500,000	503,267
				653,300
Transportation revenue: 0.68%
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.64	7-15-2041	5,000,000	5,002,176
Pennsylvania Turnpike Commission Series B	5.00	12-1-2024	450,000	454,170
				5,456,346
Water & sewer revenue: 0.02%
Allegheny County Sanitary Authority Series A	4.00	6-1-2025	150,000	150,912
				56,483,477
Puerto Rico: 0.28%
Miscellaneous revenue: 0.28%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,225,000	2,232,964
Rhode Island: 1.05%
GO revenue: 0.74%
City of East Providence East Cherry Creek Valley Water and Sanitation District	4.00	7-31-2024	6,000,000	6,004,320
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.31%
Rhode Island Health & Educational Building Corp. Lifespan Obligated Group	5.00%	5-15-2024	$2,475,000	$2,475,225
				8,479,545
South Carolina: 0.69%
Health revenue: 0.53%
South Carolina Jobs-EDA Prisma Health Obligated Group Series Cø	4.32	5-1-2048	4,275,000	4,275,000
Miscellaneous revenue: 0.16%
Sumter Two School Facilities, Inc. Sumter County School District (BAM Insured)	5.00	12-1-2024	1,280,000	1,288,087
				5,563,087
Tennessee: 1.65%
Airport revenue: 0.34%
Memphis-Shelby County Airport Authority Series A AMT	5.00	7-1-2025	2,750,000	2,786,052
Housing revenue: 0.25%
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25	10-1-2024	2,000,000	2,002,458
Utilities revenue: 1.06%
City of Memphis Electric System Revenue Series A	5.00	12-1-2024	500,000	504,732
Metropolitan Government of Nashville & Davidson County Electric Revenue Metropolitan Atlanta Rapid Transit Authority Series B	5.00	5-15-2024	2,725,000	2,728,598
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,613,654
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2024	1,690,000	1,696,408
				8,543,392
				13,331,902
Texas: 14.94%
Airport revenue: 1.96%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,059,094
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2026	1,000,000	1,031,706
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2027	3,000,000	3,151,245
Dallas Fort Worth International Airport Series A	5.00	11-1-2024	1,500,000	1,510,561
Dallas Fort Worth International Airport Series B	5.00	11-1-2024	3,500,000	3,524,643
Love Field Airport Modernization Corp. AMT	5.00	11-1-2024	3,000,000	3,012,028
Port Authority of Houston of Harris County Texas	5.00	10-1-2024	500,000	503,523
Port Authority of Houston of Harris County Texas	5.00	10-1-2025	950,000	975,179
				15,767,979
Education revenue: 1.26%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2025	170,000	170,452
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2026	280,000	283,031
See accompanying notes to portfolio of investments
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hale Center Education Facilities Corp. Wayland Baptist University	5.00%	3-1-2026	$675,000	$684,859
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.04	6-15-2056	9,000,000	9,000,000
				10,138,342
GO revenue: 4.22%
Andrews County Hospital District	5.00	3-15-2025	1,140,000	1,152,010
City of Beaumont	5.00	3-1-2025	1,065,000	1,079,804
City of Port Arthur (BAM Insured)	5.00	2-15-2025	445,000	450,069
Clear Creek Independent School District Series Bøø	3.60	2-15-2035	2,250,000	2,251,843
County of Fort Bend Series B	5.00	3-1-2029	3,500,000	3,540,579
Cypress-Fairbanks Independent School District Series B1øø	0.28	2-15-2040	3,465,000	3,415,086
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,303,503
Fort Bend Independent School District Series Bøø	0.88	8-1-2050	3,075,000	2,957,557
Fort Bend Independent School District Series Bøø	3.65	8-1-2052	4,000,000	3,990,788
Katy Independent School Districtøø	1.50	8-15-2050	4,500,000	4,458,448
Little Elm Independent School Districtøø	0.68	8-15-2048	280,000	268,966
North East Independent School Districtøø	3.60	8-1-2052	3,000,000	2,991,821
Northside Independent School Districtøø	1.60	8-1-2049	3,145,000	3,111,309
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,047,077
				34,018,860
Health revenue: 1.82%
Coastal Bend Health Facilities Development Corp. CHRISTUS Health Obligated Group Series B-2 (AGM Insured)€	3.70	7-1-2031	2,200,000	2,200,000
Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Series Bø	4.15	11-15-2046	8,500,000	8,500,000
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series C-2øø	5.00	6-1-2032	3,100,000	3,119,992
Harris County Health Facilities Development Corp. CHRISTUS Health Obligated Group Series A-3 (AGM Insured)€	3.84	7-1-2031	350,000	350,000
Harris County Health Facilities Development Corp. CHRISTUS Health Obligated Group Series A-4 (AGM Insured)€	3.84	7-1-2031	525,000	525,000
				14,694,992
Housing revenue: 2.79%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2024	450,000	451,761
Galveston Public Facility Corp. Oleanders at Broadway (Department of Housing and Urban Development Insured)øø	0.47	8-1-2025	5,200,000	5,108,686
Housing Options, Inc. Brooks Manor LPøø	0.50	8-1-2041	6,250,000	5,963,800
Housing Synergy PFC Villages at Westlake Apartments LP (Department of Housing and Urban Development Insured)øø	3.50	8-1-2025	5,000,000	4,981,650
Mizuho Floater/Residual Trust Series 2024-MIZ9158144Aø	4.01	3-1-2038	6,000,000	6,000,000
				22,505,897
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.04%
Dallas Performing Arts Cultural Facilities Corp. Dallas Center for the Performing Arts Foundation, Inc. Series A (Bank of America NA LOC)ø	3.76%	9-1-2041	$348,000	$348,000
Tax revenue: 1.27%
City of Dallas144Aøø	6.00	8-15-2053	8,000,000	8,079,442
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2024	2,115,000	2,123,496
				10,202,938
Transportation revenue: 0.31%
Central Texas Regional Mobility Authority Series F	5.00	1-1-2025	2,500,000	2,506,577
Utilities revenue: 1.27%
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	3,000,000	3,000,478
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.51	2-1-2048	4,000,000	3,993,877
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,500,000	1,507,305
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2024	750,000	745,847
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2025	1,000,000	986,241
				10,233,748
				120,417,333
Utah: 0.29%
Airport revenue: 0.29%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	1,325,000	1,342,532
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,029,959
				2,372,491
Virginia: 3.89%
Education revenue: 0.06%
Virginia College Building Authority Regent University	5.00	6-1-2024	225,000	224,928
Virginia College Building Authority Regent University	5.00	6-1-2025	250,000	250,629
				475,557
Health revenue: 0.18%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2026	500,000	517,716
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2027	500,000	526,467
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2028	350,000	375,422
				1,419,605
Housing revenue: 1.82%
Fairfax County Redevelopment & Housing Authority One University Senior LLCøø	1.25	12-1-2025	15,000,000	14,677,958
See accompanying notes to portfolio of investments
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.62%
Virginia Small Business Financing Authority Pure Salmon Virginia LLCøø	5.00%	11-1-2052	$5,000,000	$4,999,911
Utilities revenue: 1.21%
Halifax County IDA Virginia Electric & Power Co. Series Aøø	1.65	12-1-2041	3,500,000	3,480,601
Louisa IDA Virginia Electric & Power Co. Series Bøø	0.75	11-1-2035	3,000,000	2,802,382
Wise County IDA Virginia Electric & Power Co. Series Aøø	1.20	11-1-2040	3,525,000	3,502,927
				9,785,910
				31,358,941
Washington: 1.31%
Airport revenue: 0.46%
Port of Pasco Series A AMT	5.00	12-1-2024	1,165,000	1,166,349
Port of Seattle Series C AMT	5.00	4-1-2025	2,500,000	2,513,379
				3,679,728
Health revenue: 0.60%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00	8-1-2049	3,155,000	3,156,686
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2024	195,000	196,487
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	5.00	8-15-2027	1,500,000	1,525,994
				4,879,167
Housing revenue: 0.25%
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,030,154
				10,589,049
West Virginia: 1.28%
Health revenue: 0.50%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2024	4,000,000	4,005,465
Industrial development revenue: 0.66%
West Virginia EDA Allegheny Metallurgical Project AMTøø	4.75	1-1-2048	2,500,000	2,498,133
West Virginia EDA Appalachian Power Co. Series Aøø	0.63	12-1-2038	3,000,000	2,780,892
				5,279,025
Utilities revenue: 0.12%
West Virginia EDA Appalachian Power Co. Series Bøø	3.75	12-1-2042	1,000,000	999,405
				10,283,895
Wisconsin: 5.53%
GO revenue: 1.14%
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2024	3,000,000	3,000,000
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	4.06	5-1-2025	6,235,000	6,202,928
				9,202,928
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.44%
PFA Renown Regional Medical Center Obligated Group Series A	5.00%	6-1-2024	$2,000,000	$2,001,507
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2025	385,000	389,318
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	2,415,000	2,442,472
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2024	945,000	946,375
Wisconsin HEFA Fort Healthcare, Inc. Obligated Group	5.00	5-1-2024	1,485,000	1,486,239
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B1øø	5.00	2-15-2052	1,500,000	1,500,213
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	670,779
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,417,246
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2024	735,000	732,495
				11,586,644
Miscellaneous revenue: 2.41%
City of Fort Atkinson Foothill-Eastern Transportation Corridor Agency Series A	5.00	12-1-2024	2,500,000	2,503,876
City of Watertown Warrens CDA%%	4.00	10-1-2025	1,225,000	1,226,859
Glendale-River Hills School District Series R-2	5.00	8-26-2024	1,500,000	1,503,308
PMA Levy & Aid Anticipation Notes Program Series A	5.00	9-25-2024	6,000,000	6,028,917
PMA Levy & Aid Anticipation Notes Program Series B	5.00	9-25-2024	2,000,000	2,008,851
Town of Clayton Series B	2.00	6-1-2026	1,000,000	949,306
Village of Pewaukee City of Peoria%%	5.00	4-15-2025	1,600,000	1,622,648
Village of Sister Bay City of Shreveport Water & Sewer Revenue%%	4.50	1-1-2025	1,000,000	1,000,967
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	2,500,000	2,556,473
				19,401,205
Utilities revenue: 0.37%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,968,766
Water & sewer revenue: 0.17%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,423,959
				44,583,502
Wyoming: 1.75%
Health revenue: 0.38%
County of Laramie Cheyenne Regional Medical Center	4.00	5-1-2025	1,030,000	1,034,620
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	1,995,502
				3,030,122
Industrial development revenue: 1.37%
County of Converse PacifiCorpø	4.25	11-1-2024	8,000,000	8,000,000
County of Lincoln PacifiCorpø	4.25	11-1-2024	3,060,000	3,060,000
				11,060,000
				14,090,122
Total municipal obligations (Cost $786,574,970)				780,082,975
See accompanying notes to portfolio of investments
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Yield	Maturity date	Principal	Value
Short-term investments: 2.75%
Commercial paper: 2.68%
County of Mercer	3.55%	5-2-2024	$5,600,000	$5,599,371
County of Mercer	3.60	5-1-2024	10,000,000	9,999,455
County of Mercer	3.75	6-4-2024	6,000,000	5,999,354
Total commercial paper (Cost $21,599,990)				21,598,180

			Shares
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞##		5.25	556,970	556,970
Total short-term investments (Cost $22,156,960)				22,155,150
Total investments in securities (Cost $820,131,930)	100.94%			813,638,125
Other assets and liabilities, net	(0.94)			(7,581,493)
Total net assets	100.00%			$806,056,632

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$31,701,051	$(31,144,081)	$0	$0	$556,970	556,970	$23,524
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	9,254,718	328,056,757	(337,311,475)	0	0	0	0	193,739
				$0	$0	$556,970		$217,263
See accompanying notes to portfolio of investments
22 | Allspring Ultra Short-Term Municipal Income Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$11,400,000	$0	$11,400,000
Municipal obligations	0	780,082,975	0	780,082,975
Short-term investments
Commercial paper	0	21,598,180	0	21,598,180
Investment companies	556,970	0	0	556,970
Total assets	$556,970	$813,081,155	$0	$813,638,125
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Ultra Short-Term Municipal Income Fund | 23